SHARE-BASED COMPENSATION (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 19,863	$ 5,811	$ 2,555
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 10,255
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		6 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		$ 382,768
Share-based Compensation		$ 77,277	$ 47,150	$ 36,115
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		23,000	89,160	448,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 2,764	$ 2,256	$ 1,706
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		13 years	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year	1 year	3 years
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		$ 107.67	$ 40.05	$ 22.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 109.98	$ 102.00	$ 34.13
Equity Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		12 years
Equity Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Amended and restated 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Authorized as Percent of Issued and Outstanding Shares	5.00%
Share Based Compensation Arrangement by Share Based Payment Award Threshold Percentage of Shares Authorized	1.00%
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 41,527	$ 35,175	$ 29,686
Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation		$ 74,231	44,330	34,003
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		4 years 7 months 6 days
Share-based Compensation		$ 3,046	$ 2,820	$ 2,112
Employees And Independent Directors [Member] | Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		2,801,437	1,111,836	1,564,442